Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2014
Registrant Name	DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC
Central Index Key	0000828475
Amendment Flag	false
Document Creation Date	Dec. 18, 2015
Document Effective Date	Dec. 18, 2015
Prospectus Date	Dec. 18, 2015
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class A
Prospectus:
Trading Symbol	DRNJX
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class C
Prospectus:
Trading Symbol	DCNJX
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class Z
Prospectus:
Trading Symbol	DZNJX
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class I
Prospectus:
Trading Symbol	DNMIX
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class Y
Prospectus:
Trading Symbol	DNJYX